Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Assumptions Used to Estimate Fair Value of Share Options Granted

The assumptions used to estimate the fair value of the share options granted during the years ended December 31, 2020 and 2021 are as follows:

	For the year ended December 31,
	2020	2021
Risk-free rate	0.57% – 1.90%	1.31% – 1.82%
Expected volatility range	39.65% – 40.53%	41% – 43%
Exercise multiple	2.80	2.80
Fair value per ordinary share as at valuation dates	US$2.32 – US$14.00	US$4.02 –US$8.27

Summary of Share-based Compensation Expenses Recognized in the Consolidated Statements of Comprehensive (Loss) Income

A summary of share-based compensation expenses recognized in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenue	—	32,990	6,170	968
Selling and marketing	—	21,691	13,562	2,128
General and administrative	63,746	295,165	100,992	15,848
Total share-based compensation expenses	63,746	349,846	120,724	18,944

2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the activity is stated below:

	Number of share options/ESOP Holdco Class B shares	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2020	9,843,125	1.68
Granted	-	n/a
Vested	(398,553)	1.56
Forfeited	(112,000)	1.87
Awarded and unvested as of December 31, 2021	9,332,572	1.68
Expected to vest as of December 31, 2021	9,332,572	1.68

2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the activity under 2020 Plan is stated below:

	Number of share options	Weighted average grant date fair value
		US$
Outstanding as of December 31, 2020*	14,136,509	4.21
Granted	1,350,482	3.17
Exercised	(2,085,515)	4.31
Forfeited	(949,222)	4.62
Outstanding as of December 31, 2021*	12,452,254	4.05
Vested and expected to vest as of December 31, 2021	12,452,254	4.05
Exercisable as of December 31, 2021	1,551,155	4.66
* On August 26, 2020, 5,667,164 share options were early exercised with an exercise cash consideration of US$5,667 received by the Company. The Company’s ordinary shares issued for the grantee’s early exercise still remain subject to the existing service and performance vesting conditions. The Company has a right (but not the obligation) to repurchase the vested shares at fair market value, and the unvested shares at the lower of fair market value or the option’s exercise price at any time during a six-month period following the grantee’s termination of services. The Company considered the rights and obligations of the options under this arrangement and concluded that the early exercise of the options was not considered substantive for accounting purposes in accordance with ASC 718-10-55-31, and recorded the proceeds received from early exercise as a liability. As of December 31, 2020 and 2021, 5,667,164 and 4,958,769 early exercised options but not vested remained as outstanding option, respectively.
ISUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the ISU activities is stated below:

	Number of ISUs	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2020	385,517	74.78
Granted	18,658	79.32
Vested	(169,361)	48.02
Forfeited	(22,385)	124.89
Awarded and unvested as of December 31, 2021	212,429	91.23
Expected to vest as of December 31, 2021	212,429	91.23